UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – December 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2%

	Financials — 16.9%
$335,000	ACE INA Holdings, Inc.,
	4.350%, 11/3/45	$340,404
504,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	512,190
290,000	Ally Financial, Inc., 8.000%, 11/1/31	340,750
630,000	Bank of America Corp.,
	6.100%, 12/29/49(A)	638,662
550,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	538,410
630,000	Bank of New York Mellon Corp. (The),
	4.950%, 12/29/49(A)	617,400
354,000	Bank of Nova Scotia (The),
	4.500%, 12/16/25	352,362
280,000	Boston Properties LP, 3.850%, 2/1/23	285,732
384,000	Branch Banking & Trust Co.,
	3.625%, 9/16/25	387,612
575,000	Capital One NA/Mclean VA,
	1.650%, 2/5/18	569,311
102,000	CIT Group, Inc., 5.000%, 8/15/22	104,742
250,000	Citigroup, Inc., 3.300%, 4/27/25	245,523
630,000	Citigroup, Inc., 5.350%, 4/29/49(A)†	596,925
58,000	Citigroup, Inc., 6.125%, 12/29/49(A)	59,160
49,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	48,755
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey), 144a,
	2.750%, 3/26/20	247,630
380,000	Fifth Third Bancorp, 2.875%, 7/27/20	379,578
34,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	33,320
445,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	443,938
348,000	GE Capital International Funding Co.,
	144a, 0.964%, 4/15/16	348,157
232,000	GE Capital International Funding Co.,
	144a, 4.418%, 11/15/35	236,752
495,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	487,378
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	171,371
55,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/31/49(A)	54,656
420,000	Huntington National Bank (The),
	2.200%, 11/6/18	418,839
500,000	Intercontinental Exchange, Inc.,
	2.750%, 12/1/20	499,876
28,000	Iron Mountain, Inc. REIT, 144a,
	6.000%, 10/1/20	29,540
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	145,837
630,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	595,350
30,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)	29,888
265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	286,216
60,000	MetLife, Inc., 5.250%, 12/29/49(A)	61,050
175,000	Morgan Stanley, 3.950%, 4/23/27	169,851
630,000	Morgan Stanley, 5.450%, 7/29/49(A)	615,038
360,000	Navient LLC MTN, 6.125%, 3/25/24	293,400
300,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	302,978
500,000	PHH Corp., 6.375%, 8/15/21	455,000
250,000	PNC Bank NA, 2.700%, 11/1/22	243,159
360,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	368,100
28,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	26,670
330,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	322,470
285,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	352,368
47,000	Vereit Operating Partnership LP REIT,
	4.600%, 2/6/24	44,532
375,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	397,906
580,000	Wells Fargo & Co., 5.900%, 12/12/49(A)	585,075
620,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	603,049
175,000	Welltower Inc. REIT, 6.125%, 4/15/20	196,012
		15,082,922

	Consumer Discretionary — 8.5%
28,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	28,070
2,000	AMC Networks, Inc., 7.750%, 7/15/21	2,100
6,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	6,045
490,000	AutoNation, Inc., 5.500%, 2/1/20	530,606
43,000	Belo Corp., 7.250%, 9/15/27	43,645
14,000	Cable One, Inc., 144a, 5.750%, 6/15/22	13,930
70,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	59,500
425,000	CBS Corp., 4.900%, 8/15/44	386,716
504,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	531,090
264,000	CCO Safari II LLC, 144a,
	6.484%, 10/23/45	264,433
29,000	CCOH Safari LLC, 144a,
	5.750%, 2/15/26	29,072
504,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	492,660
18,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	18,045

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2% (Continued)

	Consumer Discretionary — (Continued)
$50,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	$48,000
31,000	CSC Holdings LLC, 8.625%, 2/15/19	33,015
436,000	Delphi Automotive PLC,
	3.150%, 11/19/20	435,436
500,000	Discovery Communications LLC,
	3.450%, 3/15/25	452,641
504,000	DISH DBS Corp., 6.750%, 6/1/21	507,780
387,000	Dollar General Corp., 3.250%, 4/15/23	368,552
40,000	DR Horton, Inc., 4.375%, 9/15/22	39,750
12,000	DR Horton, Inc., 4.750%, 2/15/23	12,222
475,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	516,137
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	273,774
21,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	20,685
12,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	11,220
10,000	Lennar Corp., 4.750%, 11/15/22	9,915
42,000	Lennar Corp., 4.750%, 5/30/25	41,055
12,000	Lennar Corp., 4.875%, 12/15/23	11,940
29,000	M/I Homes, Inc., 144a, 6.750%, 1/15/21	28,565
305,000	McDonald's Corp., 2.750%, 12/9/20	304,790
444,000	McGraw Hill Financial, Inc.,
	3.300%, 8/14/20	447,794
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	170,438
180,000	Mylan N.V., 144a, 3.000%, 12/15/18	179,603
35,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	34,273
16,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	15,680
2,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	2,030
31,000	Quad/Graphics, Inc., 7.000%, 5/1/22	19,452
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	19,775
35,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	34,825
400,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	393,449
8,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	8,020
425,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	448,375
10,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	10,062
39,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	40,170
22,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	22,990
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.250%, 4/15/21	38,000
90,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	70,630
42,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	41,265
10,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	10,250
65,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	63,538
28,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	26,670
		7,618,678

	Energy — 5.0%
500,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	402,032
200,000	Buckeye Partners LP, 4.150%, 7/1/23	171,360
475,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	451,671
141,000	Chesapeake Energy Corp., 144a,
	8.000%, 12/15/22	69,090
26,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	22,361
493,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	310,590
500,000	FTS International, Inc., 6.250%, 5/1/22	140,000
12,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	9,600
108,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	91,800
494,000	Halliburton Co., 3.375%, 11/15/22	486,162
260,000	Hess Corp., 5.600%, 2/15/41	219,159
575,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	476,741
440,000	Marathon Oil Corp., 2.800%, 11/1/22	350,728
71,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	49,700
390,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	364,650
29,000	MPLX LP, 144a, 4.875%, 6/1/25	25,955
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	188,635
285,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	250,372
48,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	34,080
36,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	7.500%, 7/1/21	30,600
186,000	Sunoco Logistics Partners Operations
	LP, 5.950%, 12/1/25	177,196
106,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	73,670
58,000	Unit Corp., 6.625%, 5/15/21	41,760
		4,437,912

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2% (Continued)

	Consumer Staples — 3.8%
$22,000	B&G Foods, Inc., 4.625%, 6/1/21	$21,780
20,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	20,375
150,000	Cott Beverages, Inc., 5.375%, 7/1/22	147,000
7,000	Cott Beverages, Inc., 6.750%, 1/1/20	7,228
520,000	CVS Health Corp., 3.875%, 7/20/25	530,702
31,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	30,535
6,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	6,195
15,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	15,525
108,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	93,960
360,000	JM Smucker Co. (The),
	4.375%, 3/15/45	350,482
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	610,378
500,000	Kroger Co. (The), 5.000%, 4/15/42	511,500
427,000	Mead Johnson Nutrition Co.,
	3.000%, 11/15/20	426,871
504,000	Post Holdings, Inc., 7.375%, 2/15/22	525,420
32,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	32,800
42,000	TreeHouse Foods, Inc.,
	4.875%, 3/15/22	40,005
		3,370,756

	Telecommunication Services — 3.7%
59,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	58,262
225,000	AT&T, Inc., 3.900%, 3/11/24	229,744
90,000	AT&T, Inc., 4.350%, 6/15/45	76,992
360,000	AT&T, Inc., 4.500%, 5/15/35	332,950
325,000	CenturyLink, Inc., 5.150%, 6/15/17	333,938
8,000	CenturyLink, Inc., 5.800%, 3/15/22	7,332
2,000	CenturyLink, Inc., 6.450%, 6/15/21	1,950
39,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	39,292
15,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	14,381
245,000	Frontier Communications Corp.,
	6.875%, 1/15/25	201,819
10,000	Frontier Communications Corp., 144a,
	10.500%, 9/15/22	9,962
188,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	164,500
60,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	62,550
375,000	Qwest Corp., 6.750%, 12/1/21	392,812
181,000	Sprint Communications Inc.,
	6.000%, 11/15/22	127,605
7,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	7,718
504,000	T-Mobile USA, Inc., 6.731%, 4/28/22	525,420
76,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	78,755
425,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	368,985
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	308,702
6,000	ViaSat, Inc., 6.875%, 6/15/20	6,225
		3,349,894

	Industrials — 3.6%
122,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	122,000
250,000	Air Lease Corp., 5.625%, 4/1/17	259,375
9,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	9,180
37,000	Anixter, Inc., 144a, 5.500%, 3/1/23	37,185
186,000	Aviation Capital Group Corp., 144a,
	2.875%, 9/17/18	184,933
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	212,689
64,000	CNH Industrial Capital LLC,
	4.375%, 11/6/20	60,320
158,000	Con-way, Inc., 6.700%, 5/1/34	92,546
400,000	FedEx Corp., 5.100%, 1/15/44	414,449
83,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	56,440
5,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	5,075
80,000	Hutchison Whampoa International
	09/19 Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	88,779
57,000	KLX, Inc., 144a, 5.875%, 12/1/22	54,150
252,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	126,000
20,000	Orbital ATK, Inc., 5.250%, 10/1/21	20,100
31,000	Orbital ATK, Inc., 144a,
	5.500%, 10/1/23	31,465
370,000	Republic Services, Inc., 3.550%, 6/1/22	377,840
430,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	428,215
299,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	292,185
352,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	376,182
		3,249,108

	Utilities — 3.2%
12,000	AES Corp. VA, 8.000%, 6/1/20	13,200
874,000	Alabama Power Capital Trust V,
	3.712%, 10/1/42(A)	836,448
4,000	Calpine Corp., 144a, 7.875%, 1/15/23	4,260
481,000	Dominion Resources, Inc. VA,
	7.500%, 6/30/66(A)	398,990
300,000	Duke Energy Progress, Inc.,
	4.150%, 12/1/44	293,085

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.2% (Continued)

	Utilities — (Continued)
$316,000	Dynegy, Inc., 5.875%, 6/1/23	$253,590
188,000	Dynegy, Inc., 7.375%, 11/1/22	163,560
252,000	Electricite de France SA, 144a,
	4.950%, 10/13/45	244,680
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	125,945
272,000	PacifiCorp, 5.750%, 4/1/37	319,330
185,000	Talen Energy Supply LLC,
	6.500%, 5/1/18	171,125
		2,824,213

	Health Care — 2.2%
195,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	194,004
380,000	Celgene Corp., 2.875%, 8/15/20	377,136
386,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	384,552
171,000	HCA, Inc., 6.500%, 2/15/20	186,304
53,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	48,760
174,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	186,931
11,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	11,055
63,000	Select Medical Corp., 6.375%, 6/1/21	55,125
170,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	165,750
6,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	6,030
12,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	12,630
323,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	311,695
		1,939,972

	Information Technology — 1.7%
17,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	17,255
4,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	4,220
470,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	476,123
440,000	Hewlett Packard Enterprise Co., 144a,
	2.450%, 10/5/17	439,627
190,000	Microsoft Corp., 3.500%, 2/12/35	175,607
425,000	QUALCOMM, Inc., 3.450%, 5/20/25	407,643
		1,520,475

	Materials — 1.6%
24,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	22,980
33,000	Alcoa, Inc., 5.125%, 10/1/24	30,030
504,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21†	405,665
122,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	117,120
56,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	39,200
28,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	19,110
119,000	Domtar Corp., 10.750%, 6/1/17	132,414
6,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	5,490
208,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	173,680
355,000	International Paper Co.,
	5.150%, 5/15/46	337,741
20,000	Norbord, Inc. (Canada), 144a,
	5.375%, 12/1/20	20,000
226,000	Southern Copper Corp.,
	5.875%, 4/23/45	173,144
		1,476,574
	Total Corporate Bonds	$44,870,504

	U.S. Government Mortgage-Backed
	Obligations — 19.2%
68,629	FHLMC, Pool #1B3366,
	2.322%, 3/1/37(A)	72,676
203,326	FHLMC, Pool #1H1348,
	2.405%, 10/1/36(A)	215,264
836,915	FHLMC, Pool #1Q0339,
	2.584%, 4/1/37(A)	886,847
32,518	FHLMC, Pool #A12886, 5.000%, 8/1/33	35,997
64,365	FHLMC, Pool #A13842, 6.000%, 9/1/33	72,344
20,912	FHLMC, Pool #A21415, 5.000%, 5/1/34	22,972
47,972	FHLMC, Pool #A35682, 5.000%, 7/1/35	52,685
24,532	FHLMC, Pool #A36523, 5.000%, 8/1/35	26,925
166,881	FHLMC, Pool #A46590, 5.000%, 8/1/35	183,674
41,499	FHLMC, Pool #A56988, 5.500%, 2/1/37	46,027
273,276	FHLMC, Pool #A96485, 4.500%, 1/1/41	294,916
1,037,599	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,138,223
27,967	FHLMC, Pool #C62740, 7.000%, 1/1/32	31,337
28,466	FHLMC, Pool #C72254, 6.500%, 7/1/32	33,093
125,978	FHLMC, Pool #C90986, 7.000%, 6/1/26	142,122
41,139	FHLMC, Pool #G02184, 5.000%, 4/1/36	45,169
632,274	FHLMC, Pool #G05733,
	5.000%, 11/1/39	700,672
378,939	FHLMC, Pool #J13584,
	3.500%, 11/1/25	397,908
145,705	FNMA, Pool #255628, 5.500%, 2/1/25	162,228
10,165	FNMA, Pool #432269, 6.500%, 8/1/28	11,617
14,056	FNMA, Pool #496848, 6.500%, 6/1/29	16,064
6,425	FNMA, Pool #535290, 8.000%, 5/1/30	7,686
11,557	FNMA, Pool #540040, 7.500%, 6/1/28	11,593
25,083	FNMA, Pool #561741, 7.500%, 1/1/31	29,222
10,967	FNMA, Pool #569874, 8.000%, 2/1/31	11,579
1,971	FNMA, Pool #575501, 6.000%, 5/1/17	1,974
9,136	FNMA, Pool #596500, 6.500%, 7/1/16	9,175

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 19.2% (Continued)
$6,333	FNMA, Pool #626811, 6.500%, 6/1/17	$6,435
65,119	FNMA, Pool #640291, 7.000%, 8/1/32	70,301
34,497	FNMA, Pool #653301, 6.500%, 7/1/32	39,424
109,854	FNMA, Pool #653502, 6.500%, 7/1/32	125,547
70,936	FNMA, Pool #670402, 6.500%, 6/1/32	81,069
20,112	FNMA, Pool #704460, 6.000%, 5/1/18	20,458
6,957	FNMA, Pool #725906,
	2.358%, 8/1/34(A)	7,369
399,705	FNMA, Pool #745257, 6.000%, 1/1/36	454,977
3,420	FNMA, Pool #745974,
	2.673%, 10/1/36(A)	3,645
133,047	FNMA, Pool #810049, 5.500%, 3/1/35	148,135
279,387	FNMA, Pool #819297, 6.000%, 9/1/35	315,774
86,217	FNMA, Pool #889060, 6.000%, 1/1/38	98,324
185,018	FNMA, Pool #889061, 6.000%, 1/1/38	211,933
86,218	FNMA, Pool #893003, 7.000%, 9/1/36	90,761
27,962	FNMA, Pool #895657, 6.500%, 8/1/36	31,025
373,581	FNMA, Pool #905049, 5.500%, 11/1/36	420,882
377,676	FNMA, Pool #908944, 5.500%, 1/1/37	427,563
814,674	FNMA, Pool #928553, 5.500%, 8/1/37	923,174
31,681	FNMA, Pool #995220, 6.000%, 11/1/23	34,349
455,952	FNMA, Pool #AA3467, 4.500%, 4/1/39	497,817
715,560	FNMA, Pool #AA4584, 4.500%, 4/1/39	781,032
148,795	FNMA, Pool #AB1800, 4.000%, 11/1/40	158,402
616,121	FNMA, Pool #AB2452, 4.000%, 3/1/26	654,067
191,284	FNMA, Pool #AD3775, 4.500%, 3/1/25	206,264
257,116	FNMA, Pool #AD6193, 5.000%, 6/1/40	284,460
551,496	FNMA, Pool #AE0996, 4.000%, 2/1/41	587,167
332,802	FNMA, Pool #AE1568, 4.000%, 9/1/40	353,069
940,776	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,032,112
192,406	FNMA, Pool #AE5441, 5.000%, 10/1/40	212,339
460,446	FNMA, Pool #AH1135, 5.000%, 1/1/41	509,850
801,989	FNMA, Pool #AH3483, 3.500%, 2/1/26	845,757
375,103	FNMA, Pool #AH3671, 4.000%, 2/1/26	399,691
796,719	FNMA, Pool #AH6622, 4.000%, 3/1/41	853,115
43,798	FNMA, Pool #AI0805, 4.500%, 7/1/41	47,330
1,052,322	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,120,228
269,218	FNMA, Pool #AL0211, 5.000%, 4/1/41	298,147
57,449	GNMA, Pool #5305, 4.000%, 2/20/42	61,414
16,173	GNMA, Pool #748495, 4.000%, 8/15/40	17,170
24,574	GNMA, Pool #8503, 1.875%, 9/20/24(A)	25,463
	Total U.S. Government
	Mortgage-Backed Obligations	$17,116,028

	U.S. Treasury Obligations — 16.5%
135,000	U.S. Treasury Bond, 3.000%, 5/15/45	134,383
1,130,000	U.S. Treasury Bond, 3.000%, 11/15/45	1,126,601
6,915,000	U.S. Treasury Inflation Indexed
	Bonds, 0.625%, 1/15/24	6,968,728
2,400,000	U.S. Treasury Inflation Indexed
	Bonds, 0.750%, 2/15/45	2,114,034
4,310,000	U.S. Treasury Note, 0.875%, 11/30/17	4,297,540
130,000	U.S. Treasury Note, 1.625%, 11/30/20	129,228
	Total U.S. Treasury Obligations	$14,770,514

	Asset-Backed Securities — 5.3%
373,953	American Homes 4 Rent 2015-SFR2
	Trust, Ser 2015-SFR2, Class A, 144a,
	3.732%, 10/17/45	373,058
3,709	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(B)	3,705
432,317	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	400,064
450,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	446,235
246,151	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	283,407
570,416	First Franklin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	561,329
80,520	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	86,405
1,759,089	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	1,933,953
229,402	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	235,989
4,267	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	4,365
395,000	Santander Drive Auto Receivables
	Trust 2015-1, Ser 2015-1, Class B,
	1.970%, 11/15/19	395,579
	Total Asset-Backed Securities	$4,724,089

	Commercial Mortgage-Backed Securities — 2.8%
74,823	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	74,882
18,946	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.569%, 4/10/49(A)	18,945
408,030	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.481%, 6/15/34(A)	407,056
550,000	Eleven Madison Trust Mortgage Trust,
	Ser 2015-11MD, Class C, 144a,
	3.555%, 9/10/35(A)	529,808
65,275	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	65,753
595,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.581%, 1/15/32(A)	591,844
700,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	718,828

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 2.8% (Continued)
$23,544	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.745%, 4/15/35(A)	$23,486
50,562	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	50,704
	Total Commercial
	Mortgage-Backed Securities	$2,481,306

	Non-Agency Collateralized Mortgage
	Obligations — 2.4%
5,609	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.897%, 3/25/35(A)	5,496
460,549	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	465,505
50,884	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	51,532
81,204	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	82,413
107,959	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	108,289
141,462	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.468%, 2/25/35(A)	143,067
397,901	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	2.775%, 4/25/35(A)	400,307
79,345	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.463%, 6/25/36(A)	71,290
71,208	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	72,746
51,204	MASTR Asset Securitization Trust, Ser
	2003-4, Class 4A2, 5.500%, 5/25/33	51,763
240,848	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	192,657
9,544	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	9,739
196,483	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	165,164
171,782	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	169,282
170,732	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.615%, 6/25/33(A)	172,049
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,161,299

Shares

	Preferred Stock — 0.6%

	Financials — 0.6%
22,133	Public Storage REIT, 5.900%	$572,802

Principal
Amount

	Agency Collateralized Mortgage
	Obligations — 0.5%
$195,144	FNMA, Ser 2004-W15, Class 2AF,
	0.672%, 8/25/44(A)	194,136
51,830	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	52,174
171,315	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	173,890
13,836	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	14,582
	Total Agency Collateralized
	Mortgage Obligations	$434,782

	Municipal Bonds — 0.4%

	Illinois — 0.1%
$75,000	IL St, Pension, UTGO, 5.100%, 6/1/33	70,924

	Pennsylvania — 0.3%
$250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	282,160
	Total Municipal Bonds	$353,084

6

Touchstone Active Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Funds — 2.1%
866,888	Dreyfus Cash Management,
	Institutional Shares, 0.22%¥W	$866,888
1,026,236	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.13%**¥Ω	1,026,236
	Total Investment Funds	$1,893,124

	Total Investment Securities —100.0%
	(Cost $90,343,238)	$89,377,532

	Liabilities in Excess of
	Other Assets — 0.0%	(2,724)
	Net Assets — 100.0%	$89,374,808

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2015.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $992,564.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange, Inc.

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $9,703,688 or 10.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$44,870,504	$—	$44,870,504
U.S. Government Mortgage-Backed Obligations	—	17,116,028	—	17,116,028
U.S. Treasury Obligations	—	14,770,514	—	14,770,514
Asset-Backed Securities	—	4,724,089	—	4,724,089
Commercial Mortgage-Backed Securities	—	2,481,306	—	2,481,306
Non-Agency Collateralized Mortgage Obligations	—	2,161,299	—	2,161,299

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Preferred Stock	572,802	—	—	572,802
Agency Collateralized Mortgage Obligations	—	434,782	—	434,782
Municipal Bonds	—	353,084	—	353,084
Investment Funds	1,893,124	—	—	1,893,124
Total	$2,465,926	$86,911,606	$—	$89,377,532

Other Financial Instruments***
Liabilities:

Swap Agreements Credit Contracts	$—	$107,753	$—	$107,753

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation of swap agreements.

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

			Receive
	Termination	Notional	Fixed		Asset Backed/		Upfront	Unrealized
Counterparty	Date	Amount(2)	Rate	Clearinghouse	Credit Indices	Value(3)	Premium Paid	(Depreciation)
Wells Fargo	6/20/20	$5,100,000	5.000%	ICE	MarkitCDX.NA.HY.24	$190,826	$298,579	$(107,753)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values(sell protection) or increasing market values(buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4%

	Consumer Discretionary — 22.8%
$596,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	$597,490
995,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	1,034,800
325,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	329,063
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,635,300
127,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	127,952
403,000	Belo Corp., 7.250%, 9/15/27	409,045
302,000	Cable One, Inc., 144a, 5.750%, 6/15/22	300,490
905,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	769,250
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	487,500
620,000	CalAtlantic Group Inc.,
	5.375%, 10/1/22	623,100
383,000	CalAtlantic Group Inc.,
	8.375%, 1/15/21	444,280
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	210,866
563,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	577,075
441,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24†	453,128
918,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	967,342
1,400,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	1,393,000
2,712,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	2,650,980
389,000	Churchill Downs, Inc., 144a,
	5.375%, 12/15/21	389,972
1,356,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	1,301,760
602,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	586,950
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	621,442
89,000	DISH DBS Corp., 6.750%, 6/1/21	89,668
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,188,638
135,000	Dollar Tree, Inc., 144a, 5.250%, 3/1/20	139,388
336,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	347,760
219,000	DR Horton, Inc., 3.750%, 3/1/19	219,000
595,000	DR Horton, Inc., 4.375%, 9/15/22	591,281
149,000	DR Horton, Inc., 4.750%, 2/15/23	151,756
2,723,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,233,563
459,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	452,115
293,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	273,955
1,286,000	L Brands, Inc., 5.625%, 2/15/22	1,366,375
609,000	Lamar Media Corp., 5.875%, 2/1/22	639,450
139,000	Lennar Corp., 4.750%, 11/15/22	137,818
969,000	Lennar Corp., 4.750%, 5/30/25	947,198
248,000	Lennar Corp., 4.875%, 12/15/23	246,760
601,000	M/I Homes, Inc., 144a, 6.750%, 1/15/21	591,985
510,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	362,100
689,000	Meritage Homes Corp.,
	7.150%, 4/15/20	725,172
2,623,000	MGM Resorts International,
	5.250%, 3/31/20	2,596,770
747,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	731,477
773,000	Netflix, Inc., 5.750%, 3/1/24	794,258
322,000	Netflix, Inc., 144a, 5.500%, 2/15/22	330,050
1,083,000	Netflix, Inc., 144a, 5.875%, 2/15/25	1,110,075
1,076,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,086,760
586,000	Quad/Graphics, Inc., 7.000%, 5/1/22	367,715
1,200,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,209,000
1,447,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,490,410
1,254,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	1,285,350
348,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	344,085
768,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	764,160
250,000	Service Corp. International/US,
	5.375%, 5/15/24	257,500
485,000	Service Corp. International/US,
	8.000%, 11/15/21	569,875
215,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	6.125%, 4/1/25	220,912
641,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	642,602
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	309,000
668,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	672,175
197,000	Sirius XM Radio, Inc., 144a,
	5.750%, 8/1/21	202,910
210,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	219,975
176,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	183,920
637,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.250%, 4/15/21	637,000

9

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Consumer Discretionary — (Continued)
$170,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.875%, 4/15/23	$167,875
569,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	570,422
149,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	146,392
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	811,650
276,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	275,310
295,200	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	304,794
514,000	Vista Outdoor, Inc., 144a,
	5.875%, 10/1/23	526,850
1,295,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	1,265,862
659,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	627,697
		48,337,598

	Financials — 13.7%
381,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	3.750%, 5/15/19	380,524
613,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.500%, 5/15/21	622,961
57,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.625%, 7/1/22	57,641
312,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	5.000%, 10/1/21	321,360
498,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	510,450
458,000	Ally Financial, Inc., 8.000%, 3/15/20	522,120
2,640,000	Ally Financial, Inc., 8.000%, 11/1/31	3,102,000
1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	747,960
2,620,000	CIT Group, Inc., 5.000%, 8/15/22	2,690,426
1,246,000	Citigroup, Inc., 6.125%,(A)	1,270,920
394,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	386,120
933,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	928,335
778,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	817,872
1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 5.875%, 6/1/21	1,329,532
247,000	Equinix, Inc. REIT, 4.875%, 4/1/20	256,757
962,000	Equinix, Inc. REIT, 5.375%, 4/1/23	981,240
1,333,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	1,306,340
1,295,000	Goldman Sachs Group, Inc. (The),
	5.375%,(A)	1,286,906
710,000	International Lease Finance Corp.,
	5.875%, 8/15/22	756,150
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	824,863
616,000	Iron Mountain, Inc. REIT, 144a,
	6.000%, 10/1/20	649,880
1,167,000	JPMorgan Chase & Co., 5.300%,(A)	1,162,624
1,026,000	MetLife, Inc., 5.250%,(A)	1,043,955
1,909,000	MPT Operating Partnership LP / MPT
	Finance Corp., REIT, 6.875%, 5/1/21	1,980,588
226,000	Navient Corp., 5.000%, 10/26/20	198,315
231,000	Navient Corp., 5.875%, 10/25/24	184,800
800,000	Navient Corp. MTN, 5.500%, 1/15/19	748,000
1,360,000	Navient LLC MTN, 6.125%, 3/25/24	1,108,400
996,000	Navient LLC, MTN, 8.450%, 6/15/18	1,048,290
254,000	PHH Corp., 6.375%, 8/15/21	231,140
641,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	610,552
1,018,000	Vereit Operating Partnership LP REIT,
	4.600%, 2/6/24	964,555
		29,031,576

	Telecommunication Services — 13.0%
1,324,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	1,307,450
624,000	CCOH Safari LLC, 144a,
	5.750%, 2/15/26	625,560
334,000	CenturyLink, Inc., 5.625%, 4/1/20	330,242
537,000	CenturyLink, Inc., 5.800%, 3/15/22	492,160
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,400,100
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	717,795
254,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	255,905
893,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	856,164
616,000	CSC Holdings LLC, 8.625%, 2/15/19	656,040
500,000	DISH DBS Corp., 4.625%, 7/15/17	510,000
500,000	DISH DBS Corp., 5.125%, 5/1/20	495,000
585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	586,463
2,914,000	Frontier Communications Corp., 144a,
	10.500%, 9/15/22	2,903,072
750,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	588,750
573,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19	525,728
2,259,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,976,625
550,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	478,500
1,279,000	Neptune Finco Corp., 144a,
	10.125%, 1/15/23	1,333,358
12,000	Nexstar Broadcasting, Inc.,
	6.875%, 11/15/20	12,270

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Telecommunication Services — (Continued)
$700,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	$686,000
386,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	384,070
945,000	Sprint Capital Corp., 6.900%, 5/1/19	770,175
727,000	Sprint Communications Inc.,
	6.000%, 11/15/22	512,535
1,000,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	1,052,500
223,000	Sprint Corp., 7.625%, 2/15/25	162,790
151,000	Telecom Italia Capital SA
	(Luxembourg), 7.175%, 6/18/19	166,481
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	398,670
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	967,170
1,105,000	T-Mobile USA, Inc., 6.542%, 4/28/20	1,151,962
750,000	T-Mobile USA, Inc., 6.625%, 4/1/23	765,000
89,000	T-Mobile USA, Inc., 6.731%, 4/28/22	92,782
1,673,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	1,733,646
693,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	653,152
1,007,100	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	1,070,044
539,100	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	570,098
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	391,000
		27,579,257

	Energy — 11.1%
2,841,000	California Resources Corp.,
	5.500%, 9/15/21	894,915
567,000	Chesapeake Energy Corp.,
	4.875%, 4/15/22†	157,377
256,000	Chesapeake Energy Corp., 144a,
	8.000%, 12/15/22	125,440
1,133,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19†	873,826
154,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	45,430
1,049,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	524,500
259,000	CONSOL Energy, Inc., 5.875%, 4/15/22	160,580
473,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	406,799
2,494,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	1,465,225
650,000	FTS International, Inc., 6.250%, 5/1/22	182,000
507,000	FTS International, Inc., 144a,
	7.837%, 6/15/20	344,884
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,215,955
251,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	200,800
843,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	716,550
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,041,760
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	1,817,990
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	178,500
227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	212,245
403,000	MPLX LP, 144a, 4.875%, 12/1/24	361,692
581,000	NuStar Logistics LP, 4.800%, 9/1/20	522,900
541,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	346,240
500,000	ONEOK, Inc., 4.250%, 2/1/22	360,000
500,000	ONEOK, Inc., 7.500%, 9/1/23	416,250
1,074,000	Orbital ATK, Inc., 5.250%, 10/1/21	1,079,370
743,000	QEP Resources, Inc., 6.800%, 3/1/20	668,700
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	272,640
676,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	479,960
769,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 3/1/25	650,766
1,667,000	Sanchez Energy Corp.,
	6.125%, 1/15/23	900,180
749,000	SemGroup Corp., 7.500%, 6/15/21	670,355
338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	291,525
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	450,760
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	6.250%, 10/15/22	266,248
1,839,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	1,278,105
433,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	290,110
1,109,000	Ultra Petroleum Corp. (Canada), 144a,
	5.750%, 12/15/18	266,160
1,281,000	Unit Corp., 6.625%, 5/15/21	922,320
1,714,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	1,294,070
1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	1,109,538
		23,462,665

	Industrials — 10.1%
1,362,000	ADT Corp. (The), 3.500%, 7/15/22	1,218,990
311,000	ADT Corp. (The), 6.250%, 10/15/21†	324,855
139,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	141,780
1,059,208	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	1,080,392

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Industrials — (Continued)
$1,440,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	$1,440,000
267,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	261,660
712,000	Anixter, Inc., 5.125%, 10/1/21	712,000
333,000	Anixter, Inc., 144a, 5.500%, 3/1/23	334,665
1,003,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	702,100
210,000	Building Materials Corp. of America,
	144a, 5.375%, 11/15/24	209,475
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	742,560
2,333,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	1,586,440
99,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	100,485
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	1,987,590
1,304,000	KLX, Inc., 144a, 5.875%, 12/1/22	1,238,800
1,664,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	1,464,320
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	723,690
1,374,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	687,000
605,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	620,125
28,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	28,420
354,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	349,575
614,000	Norbord, Inc. (Canada), 144a,
	6.250%, 4/15/23	606,325
800,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	680,000
366,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	366,915
284,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	281,160
761,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	813,281
2,283,000	URS Corp., 5.000%, 4/1/22	2,143,166
627,845	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	627,845
		21,473,614

	Health Care — 7.0%
1,412,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	1,334,340
2,647,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,637,074
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	201,500
251,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	252,255
1,012,000	HCA, Inc., 5.375%, 2/1/25	999,350
207,000	HCA, Inc., 6.500%, 2/15/20	225,527
1,003,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	832,490
911,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	926,942
1,145,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	1,053,400
238,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	239,190
390,000	Select Medical Corp., 6.375%, 6/1/21	341,250
223,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	217,425
750,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	753,750
1,363,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	1,279,516
829,000	Valeant Pharmaceuticals International
	(Canada), 144a, 5.500%, 3/1/23	729,520
19,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.375%, 10/15/20	18,335
1,016,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.750%, 8/15/18	1,006,856
101,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.750%, 8/15/21	97,465
971,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.875%, 5/15/23	866,618
931,000	Valeant Pharmaceuticals International,
	Inc., 144a, 6.125%, 4/15/25	830,918
		14,843,721

	Consumer Staples — 6.8%
517,000	B&G Foods, Inc., 4.625%, 6/1/21	511,830
686,000	Barry Callebaut Services N.V.
	(Belgium), 144a, 5.500%, 6/15/23	719,614
400,000	Cardtronics, Inc., 5.125%, 8/1/22	386,000
1,553,000	Cenveo Corp., 144a, 6.000%, 8/1/19	1,094,865
420,000	Constellation Brands, Inc.,
	4.750%, 12/1/25	427,875
676,000	Cott Beverages, Inc., 5.375%, 7/1/22	662,480
420,000	Cott Beverages, Inc., 6.750%, 1/1/20	433,650
732,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	607,560
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	652,125
2,003,000	HCA, Inc., 5.875%, 2/15/26	2,010,511
2,626,000	Post Holdings, Inc., 7.375%, 2/15/22	2,737,605
470,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	481,750
2,740,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	2,883,850

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Consumer Staples — (Continued)
$931,000	TreeHouse Foods, Inc.,
	4.875%, 3/15/22	$886,778
		14,496,493

	Materials — 6.2%
520,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	497,900
710,000	Alcoa, Inc., 5.125%, 10/1/24	646,100
1,377,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,170,450
362,000	Aleris International, Inc.,
	7.875%, 11/1/20	275,844
2,113,000	ArcelorMittal (Luxembourg),
	6.250%, 8/5/20	1,687,759
89,000	ArcelorMittal (Luxembourg),
	6.500%, 3/1/21†	71,635
460,000	ArcelorMittal (Luxembourg),
	7.250%, 2/25/22†	370,300
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	29,100
1,289,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	1,237,440
1,287,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	900,900
643,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	438,848
943,000	Chemtura Corp., 5.750%, 7/15/21	947,715
134,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	122,610
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	514,215
1,715,000	Huntsman International LLC,
	4.875%, 11/15/20†	1,564,938
316,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	210,336
548,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	513,750
365,000	Lundin Mining Corp. (Canada), 144a,
	7.875%, 11/1/22	335,800
462,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	449,295
417,000	Steel Dynamics, Inc., 5.125%, 10/1/21	385,725
619,000	Steel Dynamics, Inc., 5.250%, 4/15/23	564,838
275,000	United States Steel Corp.,
	7.375%, 4/1/20	142,890
100,000	Vulcan Materials Co., 7.500%, 6/15/21	116,500
		13,194,888

	Utilities — 4.3%
452,000	AES Corp., 5.500%, 3/15/24	403,410
380,000	AES Corp., 7.375%, 7/1/21	387,600
693,000	AES Corp. VA, 5.500%, 4/15/25	611,572
755,000	Calpine Corp., 144a, 7.875%, 1/15/23	804,075
699,000	DPL, Inc., 7.250%, 10/15/21	664,050
356,000	Dynegy, Inc., 6.750%, 11/1/19	334,640
61,000	Dynegy, Inc., 7.375%, 11/1/22	53,070
356,000	Dynegy, Inc., 7.625%, 11/1/24	304,309
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	435,000
1,341,000	GenOn Energy, Inc., 9.500%, 10/15/18	1,083,300
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,345,665
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	487,500
138,000	NRG Energy, Inc., 6.250%, 7/15/22	117,576
1,182,000	NRG Energy, Inc., 7.875%, 5/15/21	1,108,125
962,000	Sabine Pass LNG LP, 6.500%, 11/1/20	933,140
		9,073,032

	Information Technology — 1.9%
385,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	390,775
97,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	102,335
220,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	237,050
646,000	NCR Corp., 4.625%, 2/15/21	615,315
1,156,000	NCR Corp., 5.875%, 12/15/21	1,138,660
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	285,915
1,180,000	ViaSat, Inc., 6.875%, 6/15/20	1,224,250
		3,994,300

	Technology — 0.5%
1,092,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a,
	4.125%, 6/15/20	1,092,000
	Total Corporate Bonds	$206,579,144

	Term Loan — 0.5%

	Health Care — 0.5%
1,000,000	Envision Healthcare Corp., 10/28/22(B)	992,500
	Total Term Loan	$992,500

13

Touchstone High Yield Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Funds — 1.8%
419	Dreyfus Cash Management,
	Institutional Shares, 0.22%¥W	$419
3,896,358	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.13%**¥W	3,896,358
	Total Investment Funds	$3,896,777

	Total Investment Securities —99.7%
	(Cost $231,423,345)	$211,468,421

	Other Assets in
	Excess of Liabilities — 0.3%	694,163
	Net Assets — 100.0%	$212,162,584

(A)	Perpetual Bond - A Bond with no definite maturity date.

(B)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $3,778,495 .

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

LP - Limited Partnership

MTN -Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $72,633,955 or 34.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$206,579,144	$—	$206,579,144
Term Loan	—	992,500	—	992,500

Investment Funds	3,896,777	—	—	3,896,777
Total	$3,896,777	$207,571,644	$—	$211,468,421

See accompanying Notes to Portfolios of Investments.

14

Notes to Portfolios of Investments

December 31, 2015 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2015 there were no transfers between Level 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The High Yield Fund’s investment in bank loans are normally valued at the bid quotation obtained from dealers in loans by the independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2 or Level 3. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

15

Notes to Portfolios of Investments (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Swap Contracts — The Active Bond Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the

16

Notes to Portfolios of Investments (Unaudited) (Continued)

counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Centrally cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing. For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as “Receivable/Payable for variation margin on swap agreements” and settled daily. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the CFTC, or the applicable regulator.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). The Fund does not intend to trade above the de minimis limitation, and the Active Bond Fund’s investment advisor has claimed an exemption from registering with the CFTC as a commodity pool operator and an exemption from registering with the CFTC as a commodity trading advisor. In addition, the Fund’s investment sub-advisor has also claimed an exemption from registering with the CFTC as a commodity trading advisor.

As of December 31, 2015, the Active Bond Fund held a swap agreement with an unrealized depreciation of $107,753 and had cash in the amount of $285,913 held as collateral for the swap agreement.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

17

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Active Bond Fund’s derivative financial instruments by primary risk exposure as of December 31, 2015:

Fair Value of Derivative Investments
As of December 31, 2015
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Swap Agreements - Credit Contracts*	$193,694	$—

* Amounts for Swap Agreements represents current receivable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments is the cumulative unrealized appreciation (depreciation).

For the period ended December 31, 2015, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active
Bond
Fund
Credit contracts:
Credit Default Swaps	$5,100,000

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2015, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Active Bond Fund	Corporate Bonds	$992,564	$1,026,236	$33,672
High Yield Fund	Corporate Bonds	3,778,495	3,896,358	117,863

* The remaining contractual maturity is overnight for all securities.

18

Notes to Portfolios of Investments (Unaudited) (Continued)

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of December 31, 2015, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$90,343,238	$2,117,981	$(3,083,687)	$(965,706)
High Yield Fund	231,423,345	1,530,070	(21,484,994)	(19,954,924)

19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/23/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/23/16

* Print the name and title of each signing officer under his or her signature.